Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity Risk Management and Strategy

We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information. Our cybersecurity risk management program is based on various cybersecurity standards in which we are certified, including ISO 27001, SOC 2 Type 2 and SOC 3. We have also obtained and maintain PCI-DSS (level 1) certification. While we may not always meet every technical standard, specification and requirement specified in these frameworks at all times, we use these frameworks to help us identify, assess, and manage cybersecurity risks relevant to our business. We regularly evaluate our cybersecurity risk management program, and will make proper adjustments and enhancements as needed.

Our cybersecurity risk management program shares common principles, oversight, reporting channels and governance processes with our general risk management processes.

Primarily, our cybersecurity risk management approach, include, but are not limited to:

•	risk assessments designed to help identify material risks to our critical systems and information;

•	a security team principally responsible for managing (a) our cybersecurity risk assessment processes, (b) our security controls, and (c) our response to cybersecurity incidents;

•	physical and technical security measures, including encryption, authentication, and access controls;

•	cybersecurity awareness training and internal cybersecurity resources for our employees, including incident response personnel and senior management;

•	the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security processes;

•	a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents and assessing the materiality of such incidents; and

•	a third-party risk management process for key service providers, based on their criticality to our operations and respective risk profile.

During the year 2025, we did not identify risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition. We face risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. See Part I, Item 3.D. “Risk Factors-We store personal information of merchants and shoppers. To the extent our security measures are compromised, our platform may be perceived as not being secure. This may result in merchants curtailing or ceasing their use of our platform, our reputation being harmed, our incurring of significant regulatory and monetary liabilities, and adverse effects on our results of operations and growth prospects.”

In recent periods we have developed and established a cybersecurity work plan, and have recently updated it for 2026, to maintain a proactive and resilient cybersecurity position, based on a comprehensive risk assessment, identifying potential threats, vulnerabilities, and business impacts. As in recent periods, the plan outlines security objectives, initiatives, and mitigation measures, which we believe could help us achieve compliance with regulatory requirements and internal policies. The plan includes regular cybersecurity awareness training, cybersecurity audits, penetration testing, incident response drills, and policy reviews to uphold the information security management system (ISMS). Additionally, a structured monitoring and reporting framework was put in place to enable tracking progress and effectiveness, allowing for continuous adaptation to emerging cybersecurity threats.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	During the year 2025, we did not identify risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition. We face risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Cybersecurity Governance

Our board of directors considers cybersecurity risk as part of its risk oversight function and has delegated to the audit committee overall risk management, including oversight of cybersecurity and other information technology risks, as well as management’s implementation of our cybersecurity risk management program.

The audit committee members receive periodic briefings from management on our cybersecurity risks, and our management updates our audit committee members, where it deems appropriate, regarding any significant cybersecurity incidents. Our audit committee members also receive briefings from management on our cyber risk management program. Our board of directors is periodically briefed regarding management’s activities, including those related to cybersecurity. Board members receive presentations on cybersecurity topics from management, internal security staff or external experts as part of the Board’s continuing education on topics that impact public companies.

In 2024, we established an information security management committee (InfoSec Committee). The InfoSec Committee is responsible for overseeing our cybersecurity risk management program, addressing cybersecurity risks, and supervising both our internal cybersecurity personnel and our retained external cybersecurity consultants. The InfoSec Committee takes steps to stay informed about and monitor efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, including security briefings from the Chief Information Security Officer (CISO) and other security personnel, intelligence gathered from governmental, public, and private sources, assessments conducted by external cybersecurity consultants, and automated alerts and reports generated by security tools deployed across our IT environment.

Our CTO has over 25 years of experience in the areas of software development, DevOps, production systems, cloud operation, data integrity, information security, information security and delivery, including 7 years of experience particularly in cybersecurity and 3 years spent at Global-e. In April 2025, we appointed a new CISO who has over 20 years of experience in the areas of production systems, data integrity and information security, cyber defense and fraud prevention, including significant experience serving as CISO in regulated financial institutions and leading large-scale enterprise security programs.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
Our board of directors considers cybersecurity risk as part of its risk oversight function and has delegated to the audit committee overall risk management, including oversight of cybersecurity and other information technology risks, as well as management’s implementation of our cybersecurity risk management program.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
The audit committee members receive periodic briefings from management on our cybersecurity risks, and our management updates our audit committee members, where it deems appropriate, regarding any significant cybersecurity incidents. Our audit committee members also receive briefings from management on our cyber risk management program. Our board of directors is periodically briefed regarding management’s activities, including those related to cybersecurity. Board members receive presentations on cybersecurity topics from management, internal security staff or external experts as part of the Board’s continuing education on topics that impact public companies.

Cybersecurity Risk Role of Management [Text Block]	In 2024, we established an information security management committee (InfoSec Committee). The InfoSec Committee is responsible for overseeing our cybersecurity risk management program, addressing cybersecurity risks, and supervising both our internal cybersecurity personnel and our retained external cybersecurity consultants. The InfoSec Committee takes steps to stay informed about and monitor efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, including security briefings from the Chief Information Security Officer (CISO) and other security personnel, intelligence gathered from governmental, public, and private sources, assessments conducted by external cybersecurity consultants, and automated alerts and reports generated by security tools deployed across our IT environment.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The InfoSec Committee is responsible for overseeing our cybersecurity risk management program, addressing cybersecurity risks, and supervising both our internal cybersecurity personnel and our retained external cybersecurity consultants.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]
Our CTO has over 25 years of experience in the areas of software development, DevOps, production systems, cloud operation, data integrity, information security, information security and delivery, including 7 years of experience particularly in cybersecurity and 3 years spent at Global-e. In April 2025, we appointed a new CISO who has over 20 years of experience in the areas of production systems, data integrity and information security, cyber defense and fraud prevention, including significant experience serving as CISO in regulated financial institutions and leading large-scale enterprise security programs.